Inventories	12 Months Ended
Apr. 30, 2026
Inventory Disclosure [Abstract]
Inventories

5. Inventories

As of April 30, 2025 and 2026, inventories consisted of the following balances:

	As of April 30,
	2025	2026
Finished goods	$927,661	1,109,608
Inventories	$927,661	$1,109,608

Write-downs of $261,310 and $384,552 of inventory were recognized for the years ended April 30, 2025 and 2026, respectively.